Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Expense incurred for related party transaction	$ 3,601	$ 3,193	$ 18,113	$ 4,452
Accounts payable from related party	2,100	1,021	3,731	1,949
Revenue earned from related party	$ 1,561	$ 441	$ 1,553	$ 0